16. Borrowings and financing (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) R$ / $ R$ / ¥	Dec. 31, 2018 R$ / $ R$ / ¥
Disclosure of detailed information about borrowings [line items]
Agreement clause in case of early maturity of debt	R$ 145,000
Initial funding of BNDES 2014	33,000
BNDES 2014 agreement total	61,143
Monthly amount recorded in fiduciary account linked to the BNDES	225,900
Guaranteed	R$ 255,300
US$
Disclosure of detailed information about borrowings [line items]
Exchange rate | R$ / $	4.0307	3.8748
Yen
Disclosure of detailed information about borrowings [line items]
Exchange rate | R$ / ¥	0.03715	0.03527